UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY               August 11, 2004
--------------------            ------------------          -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $113,159
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number              Name

1           28-06311                          March Partners, LLC


                                                    MARCH GLOBAL ASSOCIATES LLC
                                                            13-F REPORT
                                                             30-Jun-04


1                                2               3            4                 5               6         7               8

                                                              VALUE                SH/ PUT/    INVEST     OTHER    VOTING AUTHORITY
ISSUER                           CLASS           CUSIP        (X $1000)  QUANTITY  PRN CALL    DISC       MGR         SOLE
------                           -----           -----        ---------  --------  --------    ----       ---         ----
AT & T WIRELESS SVCS INC         Common Stock    00209A106     14,709    1,027,155 SH          Sole       NONE        1,027,155
ADVANCED FIBRE COMMUNICATION     Common Stock    00754A105      4,937      244,400 SH          Sole       NONE          244,400
ANNUITY AND LIFE RE HLDGS        Common Stock    G03910109         33       39,800 SH          Sole       NONE           39,800
BANK ONE CORP.                   Common Stock    06423A103      7,757      152,100 SH          Sole       NONE          152,100
CNA SURETY CORP.                 Common Stock    12612L108      1,378      125,800 SH          Sole       NONE          125,800
CHARTER ONE FINL, INC            Common Stock    160903100      3,522       79,700 SH          Sole       NONE           79,700
CHEMED CORP                      Common Stock    16359R103      3,177       65,500 SH          Sole       NONE           65,500
CITIBANK WEST FSB SAN FRAN       Cont Litig Rec  17306J202         11       16,100 SH          Sole       NONE           16,100
COLE NATIONAL CORP               Common Stock    193290103      1,361       58,300 SH          Sole       NONE           58,300
COMCAST CORP                     Class A         20030N101      1,543       54,900 SH          Sole       NONE           54,900
COMMUNITY FIRST BANKSHARES       Common Stock    203902101      1,262       39,200 SH          Sole       NONE           39,200
GARTNER INC                      Common Stock    366651107        781       59,100 SH          Sole       NONE           59,100
GREENPOINT FINL CORP             Common Stock    395384100     11,618      292,650 SH          Sole       NONE          292,650
INVISION TECHNOLOGIES INC        Common Stock    461851107      3,997       80,100 SH          Sole       NONE           80,100
JOHN HANCOCK BK & THRIFT OP      Sh Bene Int     409735107      1,596      172,700 SH          Sole       NONE          172,700
MANDALAY RESORT GROUP            Common Stock    562567107      7,242      105,500 SH          Sole       NONE          105,500
MAXWELL SHOE INC                 Class A         577766108      4,662      200,597 SH          Sole       NONE          200,597
NATIONAL COMMERCE FINL CORP      Common Stock    63545P104      7,053      217,000 SH          Sole       NONE          217,000
NATIONAL PROCESSING, INC         Common Stock    637229105      2,628       91,400 SH          Sole       NONE           91,400
NUI CORP                         Common Stock    629431107      1,148       78,600 SH          Sole       NONE           78,600
OXFORD HEALTH PLANS INC.         Common Stock    691471106      5,187       94,247 SH          Sole       NONE           94,247
PEOPLESOFT INC.                  Common Stock    712713106        353       19,100 SH          Sole       NONE           19,100
PROVIDENT FINL SVCS INC          Common Stock    74386T105      1,797      102,400 SH          Sole       NONE          102,400
SPDR TR                          Unit Ser l      78462F103        366        3,200 SH          Sole       NONE            3,200
SOUTHTRUST CORP                  Common Stock    844730101      2,787       71,800 SH          Sole       NONE           71,800
ST PAUL TRAVELERS INC            Common Stock    792860108        656       16,188 SH          Sole       NONE           16,188
SUNTERRA CORP                    Common Stock    86787D208      2,244      178,100 SH          Sole       NONE          178,100
TIERONE CORP                     Common Stock    88650R108      2,894      134,550 SH          Sole       NONE          134,550
TRIPATH IMAGING INC              Common Stock    896942109        242       25,700 SH          Sole       NONE           25,700
VIRAGE LOGIC CORP                Common Stock    92763R104        143       15,700 SH          Sole       NONE           15,700
DISNEY WALT CO.                  Common Stock    254687106      8,957      351,400 SH          Sole       NONE          351,400
WELLPOINT HEALTH NETWORK         Common Stock    94973H108      7,118       63,550 SH          Sole       NONE           63,550

                                                              113,159


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